Result of the Year - Schedule of Carrying Amount of Deferred Tax (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Tax deductible losses	kr 319,811	kr 192,837	kr 93,484
Deferred tax on intangible assets	132,310	112,192	74,050
Other temporary differences	6,069	8,174	758
Deferred tax asset gross not recognized	458,190	313,203	168,292
Deferred tax asset not recognized	kr 458,190	311,138	kr 168,292
Carrying amount included in the Statement of Financial Position		kr 2,065